Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tiandihui [Member]
Schedule of Discontinued Operations [Line Items]
Revenue
Cost of revenues
Gross profit
Operating expenses
Loss from discontinued operations			(138,263)
Other income (expense), net			(138,263)
(Loss) income before tax			(14,957,284)
Net income (loss) from discontinued operations			(15,095,547)
Restaurant business [Member]
Schedule of Discontinued Operations [Line Items]
Revenue		1,272,666	3,175,055
Cost of revenues		(885,395)	(2,145,239)
Gross profit		387,271	1,029,816
Operating expenses		(1,094,854)	(1,214,449)
Loss from discontinued operations		(707,583)	(184,633)
Other income (expense), net		1,282,832	31,579
(Loss) income before tax		575,249	(153,054)
Net income (loss) from discontinued operations		$ 575,249	$ (153,054)